Supplement to the
Fidelity® Large Cap Growth Index Fund
Investor Class and Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 21 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.21%. FMR and the fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

LC1B-16-01 1.9871027.100	July 1, 2016

Supplement to the
Fidelity® Large Cap Value Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.01%	0.00%
Total annual operating expenses	0.06%	0.05%

(a)  Based on estimated amounts for the current fiscal year.

	Institutional Class	Institutional Premium Class
1 year	$6	$5
3 years	$19	$16

LC2-I-16-01 1.9871005.100	July 1, 2016

Supplement to the
Fidelity® Total International Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(b)	0.03%	0.00%
Total annual operating expenses	0.09%	0.06%

(a)  Adjusted to reflect current fees.

(b)  Based on estimated amounts for the current fiscal year.

	Institutional Class	Institutional Premium Class
1 year	$9	$6
3 years	$29	$19

Effective July 1, 2016, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s).”

On July 1, 2016, the Adviser reduced the management fee rate for the fund from 0.20% to 0.06%. The fund's annual management fee rate is 0.06% of its average net assets.

TI1-I-16-01 1.9871017.100	July 1, 2016

Supplement to the
Fidelity® Large Cap Growth Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.01%	0.00%
Total annual operating expenses	0.06%	0.05%

(a)  Based on estimated amounts for the current fiscal year.

	Institutional Class	Institutional Premium Class
1 year	$6	$5
3 years	$19	$16

LC1-I-16-01 1.9871004.100	July 1, 2016

Supplement to the
Fidelity® Large Cap Value Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

LC2-IB-16-01 1.9871030.100	July 1, 2016

Supplement to the
Fidelity® Large Cap Growth Index Fund
Investor Class and Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

	Investor Class	Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.16%	0.02%
Total annual operating expenses	0.21%	0.07%

(a)  Based on estimated amounts for the current fiscal year.

	Investor Class	Premium Class
1 year	$22	$7
3 years	$68	$23

LC1-16-02 1.9871021.101	July 1, 2016

Supplement to the
Fidelity® Large Cap Value Index Fund
Investor Class and Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 21 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.21%. FMR and the fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

LC2B-16-01 1.9871029.100	July 1, 2016

Supplement to the
Fidelity® Large Cap Growth Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

LC1-IB-16-01 1.9871028.100	July 1, 2016

Supplement to the
Fidelity® Large Cap Value Index Fund
Investor Class and Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

	Investor Class	Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.16%	0.02%
Total annual operating expenses	0.21%	0.07%

(a)  Based on estimated amounts for the current fiscal year.

	Investor Class	Premium Class
1 year	$22	$7
3 years	$68	$23

LC2-16-02 1.9871023.101	July 1, 2016

Supplement to the
Fidelity® Total International Index Fund
Investor Class and Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

	Investor Class	Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(b)	0.12%	0.05%
Total annual operating expenses	0.18%	0.11%

(a)  Adjusted to reflect current fees.

(b)  Based on estimated amounts for the current fiscal year.

	Investor Class	Premium Class
1 year	$18	$11
3 years	$58	$35

Effective July 1, 2016, the following information replaces similar information found in the "Fund Management" section under the heading "Advisory Fees".

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Total International Index Fund from 0.20% to 0.06%. Fidelity® Total International Index Fund's annual management fee rate is 0.06% of its average net assets.

TI1-16-02 1.9871025.101	July 1, 2016

Supplement to the
Fidelity® Total International Index Fund
Investor Class and Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 18 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.18%. FMR and the fund on behalf of its Premium Class have entered into a 11 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.11%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management Fee".

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity Total International Index Fund from 0.20% to 0.06%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.06% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Sub-Adviser - Geode".

Only July 1, 2016, FMR reduced the sub-advisory fee rate period to Geode from 0.08% to 0.06%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.06% of the average net assets of the fund, subject to a minimum annual payment of $100,000.

TI1B-16-01 1.9871031.100	July 1, 2016

Supplement to the
Fidelity® Total International Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.09%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.06%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management Fee".

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Total International Index Fund from 0.20% to 0.06%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.06% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Sub-Adviser - Geode".

On July 1, 2016, FMR reduced the sub-advisory rate paid to Geode from 0.08% to 0.06%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.06% of the average net assets of the fund, subject to a minimum annual payment of $100,000.

TI1-IB-16-01 1.9871032.100	July 1, 2016